Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Summary Information for Stock Options

The following table includes summary information for stock options as of December 31, 2013:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding at January 1, 2013	1,027,957	$96.10
Granted	58,207	$108.24
Exercised	(200,054)	$69.81
Terminated	(3,694)	$125.33
Outstanding at December 31, 2013	882,416	$102.74	3.0
Exercisable at December 31, 2013	732,015	$105.44	2.3

Summary of Information for Incentive Compensation Awards and Restricted Stock Awards

The following table summarizes information for incentive compensation awards and restricted stock awards as of December 31, 2013:

	Incentive Compensation		Restricted Stock
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2013	27,727	$81.42	238,594	$81.19
Awarded	12,605	$99.23	46,376	$108.24
Distributed	(15,201)	$84.47	(86,179)	$80.26
Forfeited	--	$--	(1,742)	$86.75
December 31, 2013	25,131	$88.51	197,049	$87.91

Schedule of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense for the years ended December 31, 2013, 2012 and 2011, unrecognized compensation cost for nonvested awards at December 31, 2013 and the weighted-average period over which unrecognized compensation cost is expected to be recognized:

(add 000, except year data)	Stock Options	Restricted Stock	Incentive Compensation	Directors’ Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2013	$1,734	$4,377	$229	$668	$7,008
2012	$1,835	$4,980	$237	$729	$7,781
2011	$2,602	$7,929	$272	$719	$11,522
Unrecognized compensation cost at December 31, 2013:	$1,853	$4,878	$195	$160	$7,086
Weighted-average period over which unrecognized compensation cost will be recognized:	2.0 years	1.9 years	1.6 years	—

Expected Stock-Based Compensation Expense in Future Periods for Outstanding Awards	The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2013:

(add 000)
2014	$4,129
2015	2,263
2016	653
2017	41
Total	$7,086